Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease liabilities.
Balance as at beginning period	$ 1,075,773	$ 1,129,249
Lease addition	1,575,435	465,312
Lease termination		(33,442)
Accretion of lease liability	104,888	79,205
Repayment of principal and interest	(662,865)	(564,551)
Balance as at end period	$ 2,093,231	$ 1,075,773